Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000030126 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030126 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030126 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030126 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030126 | 45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030126 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030126 | 11271J107 | Brookfield Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030126 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030126 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030126 | 311900104 | Fastenal Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030126 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030126 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030126 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030126 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030126 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030126 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030126 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030126 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030126 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030126 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030126 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030126 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030126 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030126 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030126 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030126 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000030126 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000164665 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164665 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164665 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164665 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000164665 | 45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164665 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164665 | 11271J107 | Brookfield Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164665 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164665 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164665 | 311900104 | Fastenal Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164665 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164665 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164665 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164665 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164665 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164665 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164665 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164665 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164665 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164665 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164665 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164665 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164665 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164665 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164665 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000164665 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000164665 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030128 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030128 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030128 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030128 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030128 | 363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030128 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030128 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030128 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030128 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030128 | 29362U104 | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030128 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030128 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030128 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030128 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030128 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030128 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030128 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030128 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030128 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030128 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030128 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030128 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030128 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030128 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030128 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030128 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030128 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030128 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030128 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000110096 | 124805102 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110096 | 05589G102 | Baldwin Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110096 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110096 | 194693107 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110096 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110096 | 339750101 | Floor & Decor Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110096 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110096 | 82982L103 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110096 | 89679A209 | Trisura Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | 16359R103 | Chemed Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000110096 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110096 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110096 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110096 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110096 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110096 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110096 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110096 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110096 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110096 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110096 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110096 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110096 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110096 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110096 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164667 | 124805102 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164667 | 05589G102 | Baldwin Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164667 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164667 | 194693107 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164667 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164667 | 339750101 | Floor & Decor Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164667 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164667 | 82982L103 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164667 | 89679A209 | Trisura Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | 16359R103 | Chemed Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000164667 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164667 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164667 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164667 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164667 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164667 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164667 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000164667 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164667 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164667 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164667 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164667 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164667 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164667 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%